CONDENSED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Revenue	$ 189	$ 150	$ 1,146	$ 563	$ 628		$ 406
Cost of revenue and operating expenses
Cost of components and personnel	114	60	689	165	156		102
General and administrative expenses	1,771	1,495	5,159	4,621	7,618		5,501
Development expenses	995	1,745	3,655	6,255	7,597		5,468
Stock based compensation	153	131	432	492	625		796
Amortization and depreciation	958	956	2,876	2,862	3,871		2,370
Total cost of revenue and operating expenses	3,991	4,387	12,811	14,395	19,867		14,237
Loss from operations	(3,802)	(4,237)	(11,665)	(13,832)	(19,239)		(13,831)
Other income (expense)
Changes in fair value of derivative liabilities	1,103	0	1,567	0
Other income					440		0
Other expense					0		(10,068)
Inducement expense					0		(391)
Interest expense	(362)	(44)	(457)	(132)	(179)		(2,227)
Impairment					0		(933)
Total other income (expense)	741	(44)	1,110	(132)	261		(13,619)
Loss before income tax provision	(3,061)	(4,281)	(10,555)	(13,964)	(18,978)		(27,450)
Income tax provision	0	0	0	0	0		0
Net loss	(3,061)	(4,281)	(10,555)	(13,964)	(18,978)		(27,450)
Dividends and deemed dividends	0	0	(3,079)	0	0	[1]	0
Net loss attributable to common shareholders	$ (3,061)	$ (4,281)	$ (13,634)	$ (13,964)	$ (18,978)		$ (27,450)
Basic and diluted net loss per share (in dollars per share)	$ (0.42)	$ (1.77)	$ (2.75)	$ (6.37)	$ (8.31)		$ (28.59)
Weighted average number of shares outstanding basic and diluted (in shares)	7,279,000	2,420,000	4,959,000	2,192,000	2,285		960

[1]	Less than $1